OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current
Work in progress	$ 118	$ 195
Prepayments and other assets	327	235
Total current	445	430
Non-current
Prepayments and other assets	73	79
Total non-current	$ 73	$ 79